CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Risk Management Details Abstract
Cash and cash equivalents		$ (234.2)	$ (137.4)	$ (187.6)	$ (160.4)
Financial debt, short-term		51.4	80.7
Financial debt, long-term		492.6	520.4
Net debt		309.8	463.7
Equity attributable to equity holders of the parent		552.1	493.7
Effects from transactions with non-controlling interests	[1]	1.0	0.8
Total capital	[2]	553.1	494.5
Total net debt and capital		$ 862.9	$ 958.2
Gearing ratio		35.90%	48.40%

[1]	Represents the excess paid (received) above fair value of non-controlling interests on shares acquired (sold) as long as there is no change in control (IFRS 10.23).
[2]	Includes all capital and reserves that are managed as capital.